Marketable Securities (Held-To-Maturity Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	$ 13,630	$ 24,046
Gross unrealized holding gains
Gross unrealized holding (losses)		(144)	(159)
Amortized cost basis	[2]	13,774	24,205
Accrued interest on securities		77	173
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	7,749	16,293
Gross unrealized holding gains
Gross unrealized holding (losses)		(49)	(97)
Amortized cost basis	[2]	7,798	16,390
Non Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	5,881	7,753
Gross unrealized holding gains
Gross unrealized holding (losses)		(95)	(62)
Amortized cost basis	[2]	$ 5,976	$ 7,815

[1]	Fair value is being determined using quoted market prices in active markets (Level 1).
[2]	Including accrued interest in the amount of US$ 173 thousand and US$ 77 thousand as of December 31, 2016 and 2017 respectively. The accrued interest is presented as part of other account receivable on the balance sheet.